Significant Accounting Policies (Details Narrative) (10-K) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2021	Jan. 02, 2019
Accounting Policies [Abstract]
Allowance for doubtful accounts receivable
Product warranty expenses	0	2,106
Impairment losses related to intangible assets
Right-of-use assets	38,506	$ 60,125	$ 32,757	$ 68,516
Lease liabilities	$ 38,507		$ 32,758	$ 68,516